LKCM Aquinas Catholic Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace & Defense - 2.3%
L3Harris Technologies, Inc.	6,300	$1,318,653

Banks - 0.9%
Cullen/Frost Bankers, Inc.	4,000	500,800

Beverages - 4.1%
Keurig Dr Pepper, Inc.	25,000	855,500
PepsiCo, Inc.	10,000	1,499,400
		2,354,900

Broadline Retail - 2.6%
Amazon.com, Inc. (a)	8,000	1,522,080

Capital Markets - 2.1%
Intercontinental Exchange, Inc.	7,000	1,207,500

Chemicals - 11.4%
Corteva, Inc.	22,500	1,415,925
DuPont de Nemours, Inc.	10,000	746,800
Ecolab, Inc.	5,000	1,267,600
Linde PLC	3,000	1,396,920
Sherwin-Williams Co.	5,000	1,745,950
		6,573,195

Construction Materials - 1.7%
Martin Marietta Materials, Inc.	2,000	956,260

Electronic Equipment, Instruments & Components - 5.4%
Teledyne Technologies, Inc. (a)	3,000	1,493,130
Trimble, Inc. (a)	25,000	1,641,250
		3,134,380

Financial Services - 1.9%
Fiserv, Inc. (a)	5,000	1,104,150

Food Products - 1.7%
Kraft Heinz Co.	32,500	988,975

Health Care Equipment & Supplies - 5.7%
Alcon AG	13,500	1,281,555
Stryker Corp.	5,500	2,047,375
		3,328,930

Household Durables - 1.4%
Whirlpool Corporation	9,300	838,209

Independent Power and Renewable Electricity Producers - 2.1%
Clearway Energy, Inc. - Class C	40,000	1,210,800

Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A	15,500	2,396,920

Leisure Products - 1.3%
Mattel, Inc. (a)	40,000	777,200

Machinery - 3.4%
Chart Industries, Inc. (a)	2,700	389,772
IDEX Corp.	5,300	959,141
Illinois Tool Works Inc.	2,500	620,025
		1,968,938

Marine Transportation - 2.0%
Kirby Corp. (a)	11,500	1,161,615

Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	6,500	1,087,385
Devon Energy Corp.	25,000	935,000
Diamondback Energy Inc.	5,000	799,400
Expand Energy Corp.	8,500	946,220
Kinder Morgan, Inc.	27,500	784,575
Permian Resources Corp.	60,000	831,000
		5,383,580

Pharmaceuticals - 2.8%
Zoetis, Inc.	10,000	1,646,500

Professional Services - 5.4%
Broadridge Financial Solutions, Inc.	5,500	1,333,530
Verisk Analytics, Inc.	6,000	1,785,720
		3,119,250

Semiconductors & Semiconductor Equipment - 3.7%
NVIDIA Corp.	20,000	2,167,600

Software - 14.4%
Adobe, Inc. (a)	3,700	1,419,061
Microsoft Corp.	6,500	2,440,035
Oracle Corp.	15,000	2,097,150
Roper Technologies, Inc.	4,000	2,358,320
		8,314,566

Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	27,500	1,254,275
Home Depot, Inc.	4,000	1,465,960
		2,720,235

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.	8,000	1,777,040

Textiles, Apparel & Luxury Goods - 1.3%
Ralph Lauren Corp.	3,500	772,590
TOTAL COMMON STOCKS (Cost $29,784,726)		57,244,866

SHORT-TERM INVESTMENTS - 1.4%		Value
Money Market Funds - 1.4%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.29% (b)	783,791	783,791
TOTAL SHORT-TERM INVESTMENTS (Cost $783,791)		783,791

TOTAL INVESTMENTS - 100.2% (Cost $30,568,517)		58,028,657
Liabilities in Excess of Other Assets - (0.2)%		(117,093)
TOTAL NET ASSETS - 100.0%		$57,911,564
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at March 31, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$57,244,866	$–	$–	$57,244,866
Short-Term Investments	783,791	–	–	783,791
Total Investments*	$58,028,657	$–	$–	$58,028,657

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Aquinas Catholic Equity Fund
Sector Classification
March 31, 2025 (Unaudited)
Sector:	% of Net Assets
Information Technology	26.6%
Industrials	13.1%
Materials	13.1%
Consumer Discretionary	11.3%
Energy	9.3%
Health Care	8.5%
Consumer Staples	5.8%
Financials	4.9%
Communication Services	4.1%
Utilities	2.1%
Cash & Others	1.2%
100.0%